Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Central Index Key	0001846832
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	DLocal Limited
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	295,028,441
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40451
Entity Incorporation, State or Country Code	E9
Entity Address Address Line1	Dr. Luis Bonavita 1294
Entity Address City Or Town	Montevideo
Entity Address Country	UY
Entity Address Postal Zip Code	11300
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Title of 12(b) Security	Class A common shares, par value US$0.002 per share
Trading Symbol	DLO
Security Exchange Name	NASDAQ
Auditor Firm ID	1349
Auditor Name	Price Waterhouse & Co. S.R.L.
Auditor Location	Autonomous City of Buenos Aires, Argentina
Business Contact
Document Information [Line Items]
Entity Address Address Line1	Dr. Luis Bonavita 1294
Entity Address City Or Town	Montevideo
Entity Address Country	UY
Entity Address Postal Zip Code	11300
Contact Personnel Name	Diego Cabrera Canay
City Area Code	424
Local Phone Number	392-7437